19. Taxes and contributions payable and taxes payable in installments (Tables)	12 Months Ended
Dec. 31, 2018
Taxes And Contributions Payable And Taxes Payable In Installments Tables Abstract
Taxes and contributions payable and taxes payable
	2018	2017

Taxes payable in installments - Law 11,941/09 (ii)	432	511
Taxes payable in installments – PERT (i)	169	176
ICMS	88	65
PIS and COFINS	8	52
Provision for income tax and social contribution	115	38
Withholding Income Tax	2	13
INSS	4	4
Other	23	8
	841	867

Current	370	301
Noncurrent	471	566

Maturity schedule of taxes payable
From 1 to 2 years	101
From 2 to 3 years	102
From 3 to 4 years	84
From 4 to 5 years	78
After 5 years	106
471